Related party transactions and balances (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Due from related party			¥ 60,280
Due to related parties			350,000
Shenzhen Mengyun 19. 9 Equity Investment [Member]
Related Party Transaction [Line Items]
Due from related party			60,280
Yuxiu Han [Member]
Related Party Transaction [Line Items]
Due to related parties			¥ 350,000